ALLIANCE STRATEGIC BALANCED FUND

SEMI-ANNUAL REPORT
JANUARY 31, 1997

ALLIANCE CAPITAL



LETTER TO SHAREHOLDERS                         ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

February 19, 1997

Dear Shareholder:

The U.S. stock market turned in a robust performance during the 6-month period ended January 31, 1997. Equities, as measured by the S&P 500 Stock Index, generated a 24.13% return during this period. Although bonds, as represented by the Lehman Government/Corporate Bond Index, posted a moderate 4.75% return, their performance was much improved compared with the negative rates of return recorded during the previous six months.

Foreign stocks, as measured by the Morgan Stanley Capital International EAFE (Europe, Australia, Far East) Index, substantially underperformed domestic equities with a rate of return barely above U.S. dollars. Japanese equities were the major culprit of foreign stock underperformance. The Nikkei Index dropped more than 20% during the period.


INVESTMENT RESULTS*
Total returns as of January 31, 1997
                                      6 MONTHS      12 MONTHS
                                     ----------    -----------
ALLIANCE STRATEGIC BALANCED FUND
   Class A                              11.88%         11.64%
   Class B                              11.52          10.89
   Class C                              11.52          10.89

S&P 500 STOCK INDEX                     24.13          26.33

LEHMAN BROTHERS GOVERNMENT/
  CORPORATE BOND INDEX                   4.75           2.39


* TOTAL RETURNS ARE CUMULATIVE FOR THE PERIOD AND ARE BASED ON THE NET ASSET VALUE OF EACH CLASS OF SHARES AS OF 1/31/97. TOTAL RETURNS FOR ADVISOR CLASS SHARES WILL DIFFER DUE TO DIFFERENT EXPENSES ASSOCIATED WITH THAT CLASS. ALL FEES AND EXPENSES RELATED TO THE OPERATION OF THE FUND HAVE BEEN DEDUCTED, BUT NO ADJUSTMENT HAS BEEN MADE FOR SALES CHARGES THAT MAY APPLY WHEN SHARES ARE PURCHASED OR REDEEMED. RETURNS FOR THE FUND AND ITS COMPARATIVE BENCHMARKS INCLUDE THE REINVESTMENT OF ANY DISTRIBUTIONS PAID DURING THE PERIOD.


MARKET ENVIRONMENT
The performance disparities among sectors within the U.S. market were extraordinarily high during the last half of 1996, repeating the patterns that characterized the market's behavior in 1995. The large-capitalization sector of the stock market continued to dominate upward price action, outstripping performance of the smaller-capitalization issues by a significant margin. Indeed, the disparity was even greater than that which occurred during the first half of 1996. This disparate performance appears to be exaggerated by the flow of new money into mutual funds, especially indexed funds.

INVESTMENT STRATEGY
The Alliance Strategic Balanced Fund was adversely affected by this wide disparity in the performance among various market sectors. Earlier in the fiscal year, we had increased the weighting of mid-cap stocks based on strengthening earnings growth prospects and attractive valuations relative to large-cap stocks. Similarly, we increased the portfolio's exposure to international equities because we believed that foreign economies offered the potential for a cyclical recovery in business conditions and corporate profits. Both of these decisions detracted from performance relative to the Fund's benchmark, a combination of the S&P 500 and the Lehman Brothers Government/Corporate Bond Index.

CURRENT OUTLOOK
The U.S. economy continues to set records for the longevity of this economic expansion and for the apparent absence of inflationary pressures notwithstanding low levels of unemployment and high rates of capacity utilization. Looking forward, we are anticipating a relatively slow-growth, non-recessionary economic environment. While there are risks to the market if the economy materially deviates from that track, we believe the prospects for remaining on that course still appear favorable.

We do expect more moderate returns in equities over the next few years. Furthermore, we anticipate that the divergence among the rates of return in various asset classes will narrow. We expect a broader range of stocks will participate in the rising market and that international equities will outperform U.S. securities owing to more attractive profit trends and more compelling valuations. Consequently, we are maintaining our weightings in both international equities and mid-cap U.S. stocks.


1



                                               ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

Given a comparatively stable inflation and interest rate environment, we also anticipate the gap between bonds and stocks will be much smaller in the coming period than was reported in 1996. The diversification of the Fund's fixed income portfolio into mortgage-backed securites and corporate bonds was beneficial during the most recent six months, as the fixed income component of the portfolio generated returns in excess of the Lehman index.

As always, we appreciate the confidence you have placed in us, and look forward to continuing to serve your investment needs.

Sincerely,


John D. Carifa
Chairman


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


2



INVESTMENT OBJECTIVE AND POLICIES              ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

Alliance Strategic Balanced Fund seeks a high long-term total return by investing in a combination of equity and debt securities. It invests principally in a diversified portfolio of dividend-paying common stocks and fixed-income securities, and also in equity-type securities such as warrants, preferred stocks and convertible debt instruments.



INVESTMENT RESULTS
_______________________________________________________________________________

AVERAGE ANNUAL TOTAL RETURN AS OF JANUARY 31, 1997

CLASS A SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
 . One Year                    11.64%          6.91%
 . Five Years                   7.47%          6.54%
 . Since Inception*            12.57%         11.80%

CLASS B SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
 . One Year                    10.89%          7.13%
 . Five Years                   6.72%          6.72%
 . Since Inception*            12.32%**       12.32%**

CLASS C SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
 . One Year                    10.89%          9.95%
 . Since Inception*             8.06%          8.06%


The average annual total returns reflect reinvestment of dividends and/or capital gains distributions in additional shares and without the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000. Total return for Advisor Class shares will differ due to different expenses associated with that class.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*   Inception: 9/4/90, Class A; 10/23/87, Class B; 8/2/93, Class C.
**  Reflects conversion to Class A shares.


3



TEN LARGEST HOLDINGS
JANUARY 31, 1997 (UNAUDITED)                   ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

                                                                   PERCENT OF
COMPANY                                              VALUE         NET ASSETS
-------------------------------------------------------------------------------
U.S. Treasury Notes                              $7,882,354           15.2%
Government National Mortgage Association          3,472,960            6.7
Federal National Mortgage Association             3,101,756            6.0
Federal Home Loan Bank, 7.00%, 9/01/11              986,949            1.9
St. George Bank, Ltd., 7.15%, 10/15/05              844,798            1.6
Quebec Province Canada, 7.50%, 7/15/23              842,103            1.6
Time Warner, Inc. (common stock and bond)           836,968            1.6
John Hancock Mutual Life Insurance Co.,
  7.375%, 2/15/24                                   762,736            1.5
First Union Capital, 7.935%, 1/15/27                740,235            1.4
RAS Laffan Liquefied Natural Gas,
  8.294%, 3/15/14                                   720,125            1.4
                                                $20,190,984           38.9%



MAJOR PORTFOLIO CHANGES
SIX MONTHS ENDED JANUARY 31, 1997 (UNAUDITED)
_______________________________________________________________________________

                                                      SHARES OR PRINCIPAL
PURCHASES                                           BOUGHT     HOLDINGS 1/31/97
-------------------------------------------------------------------------------
Deutsche Bank Financial, Inc., 6.70%, 12/13/06     $700,000       $700,000
First Union Capital, 7.935%, 1/15/27               $750,000       $750,000
Government National Mortgage Association,
  7.50%, 5/15/26                                 $1,209,576     $1,209,576
Government National Mortgage Association,
  8.00%, 1/15/27                                 $2,211,000     $2,211,000
Leucadia Capital Trust I, 8.65%, 1/15/27           $500,000       $500,000
Quebec Province Canada, 7.50%, 7/15/23             $850,000       $850,000
RAS Laffan Liquefied Natural Gas,
  8.294%, 3/15/14                                  $700,000       $700,000
Republic of Croatia, 6.50%, 7/31/97                $450,000       $450,000
St. George Bank, Ltd., 7.15%, 10/15/05             $500,000       $850,000
U.S. Treasury Note, 6.375%, 5/15/99              $3,860,000     $3,860,000


SALES                                                SOLD      HOLDINGS 1/31/97
-------------------------------------------------------------------------------
Auburn Hills Trust, 12.00%, 5/01/20                $550,000             -0-
Exxon Corp.                                           5,700             -0-
Federal National Mortgage Association,
  8.50%, 12/01/25                                $1,089,000             -0-
Government National Mortgage Association,
  7.50%, 1/15/26                                   $813,992             -0-
North Grumman Corp., 7.75%, 3/01/16                $750,000             -0-
U.S. Treasury Bond, 6.00%, 2/15/26                 $545,000             -0-
U.S. Treasury Note, 5.75%, 8/15/03                 $375,000     $2,045,000
U.S. Treasury Note, 6.125%, 5/15/98              $4,300,000     $2,005,000
U.S. Treasury Note, 6.50%, 8/15/05               $1,450,000             -0-
U.S. Treasury Note, 7.75%, 1/31/00                 $900,000             -0-


4



PORTFOLIO OF INVESTMENTS
JANUARY 31, 1997 (UNAUDITED)                   ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

COMPANY                                          SHARES      U.S. $ VALUE
-------------------------------------------------------------------------
COMMON STOCKS & OTHER INVESTMENTS-55.0%
UNITED STATES INVESTMENTS-42.2%
TECHNOLOGY-8.5%
COMMUNICATIONS EQUIPMENT-0.6%
ACT Networks, Inc (a)                               800      $    24,600
Cable Design Technologies Corp. (a)                 900           27,450
ICG Communications, Inc. (a)                      1,500           25,875
Premisys Communications, Inc. (a)                   600           16,050
Scientific-Atlanta, Inc.                          5,000           95,000
Sterling Commerce, Inc. (a)                       2,940           99,592
TeleSpectrum Worldwide, Inc. (a)                  2,700           44,213
                                                             ------------
                                                                 332,780

COMPUTER HARDWARE-0.9%
BMC Industries, Inc.                              1,600           52,400
Ceridian Corp. (a)                                3,500          132,125
COMPAQ Computer Corp. (a)                         2,250          195,469
Storage Technology Corp. (a)                      1,350           66,150
                                                             ------------
                                                                 446,144

COMPUTER NETWORKING SOFTWARE-2.0%
3Com Corp. (a)                                    6,700          449,737
Cisco Systems, Inc. (a)                           8,100          564,975
                                                             ------------
                                                               1,014,712

COMPUTER PERIPHERALS-0.3%
Read-Rite Corp. (a)                               1,100           36,300
Seagate Technology, Inc. (a)                      2,500          128,750
                                                             ------------
                                                                 165,050

COMPUTER SOFTWARE & SERVICES-2.7%
3D Labs, Inc., Ltd. (a)                             900           20,475
Applix, Inc. (a)                                  1,200           20,419
Electronic Data Systems Corp.                     1,900           87,400
First Data Corp.                                  4,500          162,000
HMT Technology Corp. (a)                          1,500           32,438
IDT Corp. (a)                                     1,600           13,600
Informix Corp. (a)                               15,000          311,250
Insight Enterprises, Inc. (a)                     1,000           32,812
Learning Co., Inc. (a)                            1,400           17,675
Microsoft Corp. (a)                               2,000          204,000
Netscape Communications Corp. (a)                 2,500           94,687
Network General Corp. (a)                         1,100           31,075
Oracle Systems Corp. (a)                          7,550          293,506
Sterling Software, Inc. (a)                         900           25,988
Systemsoft Corp. (a)                              1,800           24,750
Universal Outdoor Holdings, Inc. (a)                900           25,200
                                                             ------------
                                                               1,397,275

SEMICONDUCTORS CAPITAL EQUIPMENT-0.1%
Teradyne, Inc. (a)                                1,000           30,875

SEMI-CONDUCTORS & RELATED-1.5%
Altera Corp. (a)                                  7,600          328,700
Intel Corp.                                       1,905          309,086
Micron Technology, Inc.                           2,000           69,500
National Semiconductor Corp. (a)                  1,000           27,750
Texas Instruments, Inc.                             500           39,188
                                                             ------------
                                                                 774,224

TELEPHONE UTILITY-0.3%
WorldCom, Inc. (a)                                5,780          145,222


5



PORTFOLIO OF INVESTMENTS (CONTINUED)           ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

COMPANY                                          SHARES      U.S. $ VALUE
-------------------------------------------------------------------------
MISCELLANEOUS-0.1%
Harman International Industries, Inc                900      $    41,738
Kent Electronics (a)                                800           26,100
                                                             ------------
                                                                  67,838
                                                             ------------
                                                               4,374,120

FINANCE-7.1%
BANKING-MONEY CENTERS-0.5%
Chase Manhattan Corp.                             2,200          203,500
RAC Financial Group, Inc. (a)                     1,100           36,300
                                                             ------------
                                                                 239,800

BANKING-REGIONAL-0.6%
First Union Corp.                                 3,700          309,413

BROKERAGE & MONEY MANAGEMENT-0.5%
Aames Financial Corp.                               800           34,400
Hambrecht & Quist Group, Inc. (a)                 1,400           32,900
Merrill Lynch & Co., Inc.                         2,600          219,050
                                                             ------------
                                                                 286,350

INSURANCE-2.2%
ITT Hartford Group, Inc.                            100            7,338
Life Re Corp.                                     7,000          304,500
PennCorp Financial Group, Inc.                    4,900          179,462
TIG Holdings, Inc.                                4,000          138,500
Travelers Group, Inc.                             9,500          497,562
                                                             ------------
                                                               1,127,362

REAL ESTATE-0.1%
JP Realty, Inc.                                   1,000           26,875
The Macerich Co.                                  1,000           27,500
                                                             ------------
                                                                  54,375

MISCELLANEOUS-3.2%
American Express Co.                              7,300          455,337
Associates First Capital Corp.                    3,300          160,462
Beneficial Corp.                                  1,750          117,688
Dean Witter, Discover & Co.                       9,200          350,750
MBNA Corp.                                       12,540          432,630
MGIC Investment Corp.                             1,700          125,375
UUnion AcceptanceCorp. (a)                        2,100           39,375
                                                             ------------
                                                               1,681,617
                                                             ------------
                                                               3,698,917

CONSUMER SERVICES-6.8%
ADVERTISING-0.3%
Evergreen Media Corp. (a)                         2,500           77,500
Ha Lo Industries, Inc. (a)                        2,800           70,700
                                                             ------------
                                                                 148,200

AIRLINES-0.2%
Northwest Airlines Corp. Cl.A (a)                 2,800           95,200

APPAREL-0.9%
Designer Holdings, Ltd. (a)                       1,700           24,013
Nike, Inc. Cl.B                                     400           27,150
Reebok International, Ltd.                        7,975          378,812
Stage Stores, Inc. (a)                            1,400           24,325
Warnaco Group, Inc.                               1,100           29,975
                                                             ------------
                                                                 484,275

BROADCASTING & CABLE-1.0%
Cablevision Systems Corp. (a)                     4,000          125,500
CommNet Cellular, Inc. (a)                        1,000           28,375
EZ Communications, Inc. (a)                         600           25,800
Millicom International Cellular, S.A. (a)           600           22,050
Sinclair Broadcast Group, Inc. (a)                  900           22,950


6



                                               ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

COMPANY                                          SHARES      U.S. $ VALUE
-------------------------------------------------------------------------
Tele-Communications, Inc.-Liberty Media
  Cl.A (a)                                        8,000      $   152,000
Viacom, Inc. Cl.B (a)                             3,080          105,490
Westwood One, Inc. (a)                              500            9,250
                                                             ------------
                                                                 491,415

ENTERTAINMENT & LEISURE-1.1%
Carnival Corp. Cl.A                               2,200           80,850
Cyrk International, Inc. (a)                      9,900          116,325
Time Warner, Inc.                                 2,000           77,000
Walt Disney Co.                                   3,944          288,898
                                                             ------------
                                                                 563,073

PRINTING & PUBLISHING-0.3%
New York Times Co.                                4,200          161,175

RESTAURANTS & LODGING-1.0%
Brinker International, Inc. (a)                   7,700           83,737
Doubletree Corp. (a)                              1,300           53,625
Host Marriott Corp. (a)                           8,100          137,700
Innkeepers USA Trust                              2,100           27,825
Interstate Hotels Co. (a)                         1,500           45,188
La Quinta Inns, Inc.                              6,700          130,650
Suburban Lodges of America, Inc. (a)              1,600           29,000
                                                             ------------
                                                                 507,725

RETAILING-GENERAL-1.7%
AutoZone, Inc. (a)                               10,700          231,387
CompUSA, Inc. (a)                                 8,200          168,100
Consolidated Stores Corp. (a)                     1,000           32,875
Dayton Hudson Corp.                               4,600          173,075
Federated Department Stores, Inc. (a)             3,500          115,063
Fingerhut Cos., Inc.                              7,000          104,125
Nine West Group, Inc. (a)                         1,400           72,275
                                                             ------------
                                                                 896,900

MISCELLANEOUS-0.3%
Equifax, Inc.                                     4,000          126,000
Equity Corp. (a)                                  1,150           22,712
Interim Services, Inc. (a)                          400           14,500
                                                             ------------
                                                                 163,212
                                                             ------------
                                                               3,511,175

ENERGY-5.0%
DOMESTIC PRODUCTS-1.1%
Apache Corp.                                      3,700          141,987
Brown (Tom), Inc. (a)                               700           14,525
Louis Dreyfus Natural Gas Corp. (a)              12,200          207,400
Louisiana Land & Exploration Co.                  2,900          163,125
Murphy Oil Corp.                                  1,000           50,375
                                                             ------------
                                                                 577,412

INTERNATIONAL-0.6%
Texaco, Inc.                                      2,700          285,863

OIL SERVICE-2.4%
Baker Hughes, Inc.                                6,600          257,400
BJ Services Co. (a)                               3,700          171,125
Halliburton Co.                                   1,000           72,375
Nabors Industries, Inc. (a)                       4,300           79,550
Noble Drilling Corp. (a)                          6,000          131,250
Parker Drilling Co. (a)                           5,100           49,725
Rowan Cos., Inc. (a)                              2,500           63,125
Schlumberger, Ltd.                                  750           83,344
Transocean Offshore, Inc.                         5,400          353,700
                                                             ------------
                                                               1,261,594

UTILITY/ELECTRIC-0.4%
Cinergy Corp.                                     1,700           58,650
FPL Group, Inc.                                   2,800          123,900
                                                             ------------
                                                                 182,550


7



PORTFOLIO OF INVESTMENTS (CONTINUED)           ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

COMPANY                                          SHARES      U.S. $ VALUE
-------------------------------------------------------------------------
MISCELLANEOUS-0.5%
Costilla Energy, Inc. (a)                         2,900          $43,500
KCS Energy, Inc.                                  1,000           38,875
Republic Industries, Inc. (a)                     3,200          134,000
Superior Services, Inc. (a)                       1,800           34,200
Ultramar Diamond Shamrock                           816           23,970
                                                             ------------
                                                                 274,545
                                                             ------------
                                                               2,581,964

HEALTH CARE-4.9%
BIOTECHNOLOGY-1.3%
Biogen, Inc. (a)                                  6,324          295,647
Centocor, Inc. (a)                                5,650          216,112
Geltex Pharmaceuticals, Inc. (a)                  2,400           58,800
Medimmune, Inc. (a)                               1,500           23,813
Steris Corp. (a)                                  2,668           79,706
                                                             ------------
                                                                 674,078

DRUGS-1.4%
Medicis Pharmaceutical Corp. (a)                    100            6,400
Merck & Co., Inc.                                 4,000          363,000
Pfizer, Inc.                                      3,600          334,350
Rotech Medical Corp. (a)                          1,600           27,600
                                                             ------------
                                                                 731,350

MEDICAL PRODUCTS-1.0%
Boston Scientific Corp. (a)                       3,600          245,700
Buckeye Cellulose Corp. (a)                       1,100           31,212
Enterprise Systems, Inc. (a)                      1,300           27,300
Medtronic, Inc.                                   2,700          184,950
National Surgery Centers, Inc. (a)                  900           30,713
                                                             ------------
                                                                 519,875

MEDICAL SERVICES-1.1%
Columbia/HCA Healthcare Corp.                     7,500          296,250
Oxford Health Plans, Inc. (a)                     3,300          179,438
Pacificare Health Systems, Inc. (a)                 900           72,225
                                                             ------------
                                                                 547,913

MISCELLANEOUS-0.1%
Compdent Corp. (a)                                  800           24,400
Jones Medical Industries, Inc.                      900           34,200
                                                             ------------
                                                                  58,600
                                                             ------------
                                                               2,531,816

CONSUMER STAPLES-3.3%
COSMETICS-0.4%
Gillette Co.                                      2,640          215,160

FOOD-1.7%
Anheuser Busch Cos., Inc.                         2,000           85,000
Campbell Soup, Co.                                2,460          204,180
Coca-Cola Co.                                     6,400          370,400
Nabisco Holdings Corp.                            4,995          191,059
United Natural Foods, Inc. (a)                    1,700           23,375
                                                             ------------
                                                                 874,014

HOUSEHOLD PRODUCTS-0.4%
Colgate-Palmolive Co.                             2,330          225,427

TOBACCO-0.7%
Philip Morris Cos., Inc.                          3,050          362,569

MISCELLANEOUS-0.1%
Mohawk Industries, Inc. (a)                       1,800           46,350
                                                             ------------
                                                               1,723,520

CAPITAL GOODS-2.6%
ELECTRICAL EQUIPMENT-0.7%
General Electric Co.                              3,700          381,100


8



                                               ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

COMPANY                                          SHARES      U.S. $ VALUE
-------------------------------------------------------------------------
MACHINERY-0.9%
Allied-Signal, Inc.                               4,600      $   323,150
Comverse Technology, Inc. (a)                     2,000           90,000
Crompton & Knowles Corp.                          3,400           63,750
                                                             ------------
                                                                 476,900

POLLUTION CONTROL-1.0%
United Waste Systems, Inc. (a)                    1,300           49,238
USA Waste Services, Inc. (a)                      6,900          251,850
WMX Technologies, Inc.                            5,500          201,437
                                                             ------------
                                                                 502,525
                                                             ------------
                                                               1,360,525

BASIC INDUSTRIES-1.5%
CHEMICALS-0.4%
Cytec Industries, Inc. (a)                        2,300           91,713
Freeport McMoran, Inc.                            3,700          106,837
Polymer Group, Inc. (a)                           1,600           22,800
                                                             ------------
                                                                 221,350

CONTAINERS-0.3%
Crown Cork & Seal, Inc.                           3,000          172,500

METALS & MINING-0.6%
Century Aluminum Co.                              2,100           39,375
Gibraltar Steel Corp. (a)                         1,200           28,275
Kaiser Aluminum Corp. (a)                        13,100          168,663
Olympic Steel, Inc. (a)                             600           12,975
Steel Dynamics, Inc. (a)                          1,500           34,875
                                                             ------------
                                                                 284,163

PAPER & FOREST PRODUCTS-0.1%
Louisiana-Pacific Corp.                           2,300           47,725

MISCELLANEOUS-0.1%
United States Filter Corp. (a)                    1,200           46,050
                                                             ------------
                                                                 771,788

CONSUMER MANUFACTURING-1.3%
APPLIANCES-0.7%
Sunbeam Corp.                                    14,000          388,500

AUTO & RELATED-0.2%
Miller Industries, Inc. (a)                       1,050           21,263
Team Rental Group, Inc. (a)                       2,600           70,200
                                                             ------------
                                                                  91,463

BUILDING & RELATED-0.1%
Hughes Supply, Inc.                                 800           27,700

TEXTILE PRODUCTS-0.1%
Tommy Hilfiger Corp. (a)                            900           46,125

MISCELLANEOUS-0.2%
U.S. Industries, Inc. (a)                         3,000          101,625
                                                             ------------
                                                                 655,413

TRANSPORTATION-0.7%
RAILROADS-0.7%
Burlington Northern Santa Fe                      1,300          113,750
Genesee & Wyoming, Inc. (a)                       1,200           38,700
Hub Group, Inc. (a)                                 700           18,900
Union Pacific Corp.                               2,900          174,000
                                                             ------------
                                                                 345,350

SCIENCE & TECHNOLOGY-0.4%
AEROSPACE & DEFENSE-0.4%
Boeing Co.                                          800           85,700
United Technologies Corp.                         2,100          146,475
                                                             ------------
                                                                 232,175

MULTI INDUSTRY COMPANIES-0.1%
Corestaff, Inc. (a)                               1,100           25,300
Petco Animal Supplies, Inc. (a)                   1,600           39,000
                                                             ------------
                                                                  64,300

Total United States Investments
  (cost $18,202,097)                                          21,851,063


9



PORTFOLIO OF INVESTMENTS (CONTINUED)           ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

COMPANY                                          SHARES      U.S. $ VALUE
-------------------------------------------------------------------------
FOREIGN INVESTMENTS-12.8%
AUSTRALIA-0.1%
Woolworths, Ltd.                                 15,000      $    37,643
  Retail-General Merchandise

CANADA-0.5%
Canadian Pacific, Ltd.                            5,000          135,625
  Railroads
Cognos, Inc (a)                                     900           26,662
  Computer Software & Services
Gulf Canada Resources, Ltd. (a)                   4,400           35,750
  Oil & Gas Services
Philip Environmental, Inc. (a)                    2,900           50,025
  Motorcycles
                                                                 248,062
                                                             ------------

FINLAND-0.3%
Nokia Corp. (ADR)                                 2,000          133,750
  Telecommunications

FRANCE-1.1%
Bouygues                                             44            4,326
  Engineering & Construction
Eaux (cie Generale)                               1,937          248,329
  Diversified
Television Francaise                              1,500          132,685
  Broadcasting
Total, S.A. Cl.B                                  2,351          202,639
  Utility/Electric
                                                                 587,979
                                                             ------------

GERMANY-1.2%
Bayer AG                                          5,300          201,528
  Chemicals
Deutsche Bank A.G.                                2,300          114,874
  Banks
Fresenius Medical Care A.G. (a)                     900           79,117
  Drugs, Hospital Supplies & Medical Services
Hornbach Holding A.G,                             1,000           73,053
  General Merchandise
Lufthansa A.G.                                    2,000           27,020
  Airlines
Veba A.G.                                         2,000          110,772
  Utility/Electric
                                                                 606,364
                                                             ------------

HONG KONG-0.3%
Asia Satellite Telephone (a)                      4,000            8,904
  Utility/Telephone
Dao Heng Bank Group, Ltd.                        14,000           69,377
  Banks
Hong Kong and China Gas Co., Ltd.
  warrants, expiring 9/30/97                      3,000            1,568
  Utility/Electric
Swire Pacific                                     7,000           64,363
  Multi-Industry
                                                                 144,212
                                                             ------------

INDIA-0.0%
Bajaj Auto, Ltd. (GDR) (b)                          800           27,200
  Auto & Related

INDONESIA-0.3%
Hanjaya Mandala Sampoerna (a)                    12,000           75,221
  Tobacco
Indonesian Satellite Corp. (ADR)                  2,000           56,250
  Computer Peripherals
Ramayana Lestari (a)                              3,000            6,310
  Retail-General
                                                                 137,781
                                                             ------------


10



                                               ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

COMPANY                                          SHARES      U.S. $ VALUE
-------------------------------------------------------------------------
ITALY-0.1%
Industrie Natuzzi S.p.A. (ADR)                    1,000      $    23,000
  Consumer Manufacturing
Instituto Nazionale delle Assicurazioni          20,000           27,651
  Insurance
Magneti Marelli                                  14,800           20,553
  Miscellaneous
                                                                  71,204
                                                             ------------

JAPAN-4.2%
Bank of Tokyo, Ltd.                               4,000           58,724
  Banks
Canon, Inc.                                       8,000          169,574
  Technology-Misc.
Ezaki Glico Co.                                   5,000           39,589
  Food
Fuji Bank, Ltd.                                   6,000           62,848
  Banks
Fuji Photo Film Co. (ORD)                         4,000          121,407
  Leisure Related
Hitachi, Ltd.                                    16,000          143,841
  Electrical Equipment
Honda Motor Co.                                   5,000          134,026
  Auto & Related
Ito-Yokado Co., Ltd.                              3,000          139,057
  Retailing-General
Kirin Brewery Co., Ltd.                          14,000          122,397
  Beverages
Kokuyo                                            2,000           41,899
  Miscellaneous
Matsushita Electric Works                         3,000           25,238
  Building & Related
Matsushita Electrical Industrial Co., Ltd.        7,000          105,654
  Electrical Equipment
National House Industrial Co.                     2,000           24,083
  Building & Construction
Nippon Express Co., Ltd.                          3,000           17,865
  Trucking
Nomura Securities Co., Ltd.                       8,000          102,272
  Brokerage & Money Management
Sakura Bank, Ltd.                                11,000           62,600
  Banks
Seven Eleven Japan                                3,000          170,234
  Retailing-General
Sharp Corp.                                       3,000           41,074
  Appliances
Shimano Industrial Co.                            3,000           49,239
  Miscellaneous
Shiseido Co., Ltd.                                4,000           46,517
  Cosmetics
Sumitomo Electric Industries                      3,000           40,332
  Electrical Equipment
Taisho Pharmaceutical Co.                         4,000           91,055
  Drugs
Tokia Marine & Fire Co.                          14,000          127,016
  Insurance
Tokyo Electric Power                              5,000           96,499
  Utility/Electric
Toyota Corp.                                      6,000          154,893
  Auto & Related
                                                               2,187,933
                                                             ------------

MALAYSIA-0.2%
Berjaya Sports                                   10,000           51,891
  Entertainment & Leisure
Resorts World Bhd                                15,000           75,422
  Leisure Related
                                                                 127,313
                                                             ------------

NETHERLANDS-1.0%
AKZO Nobel N.V.                                   1,500          211,020
  Chemicals
Internationale Nederlanden Groep N.V.             8,005          301,903
  Banking-Money Centers
                                                                 512,923
                                                             ------------


11



PORTFOLIO OF INVESTMENTS (CONTINUED)           ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

COMPANY                                          SHARES      U.S. $ VALUE
-------------------------------------------------------------------------
NEW ZEALAND-0.1%
Telecom Corp. of New Zealand, Ltd.               13,000      $    65,953
  Telecommunications

RUSSIA-0.2%
Tatneft ADR (a)(b)                                1,400           90,230
  International

SINGAPORE-0.1%
Overseas Chinese Bank                             4,400           60,009
  Banks

SOUTH KOREA-0.2%
Korea Mobile Telecommunications Corp. (ADR)       6,180           91,928
  Utility/Telephone

SPAIN-0.1%
Uralita, S.A.                                     3,000           27,727
  Engineering & Construction

SWEDEN-0.1%
Sparbanken Sverige AB                             2,000           31,773
  Banks

SWITZERLAND-0.7%
Nestle, S.A.                                        200          217,357
  Food
Novartis A.G. (a)                                   121          138,741
  Drugs
                                                                 356,098
                                                             ------------

THAILAND-0.0%
Bangkok Bank Public Co., Ltd.                     3,000           25,936
  Banking-Money Centers

UNITED KINGDOM-2.0%
BAT Industries Plc                               13,000          100,609
  Tobacco
British Telecommunications Plc                   20,000          136,837
  Utility/Telephone
BTR Plc                                          30,000          124,259
  Multi-Industry Companies


                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT
COMPANY                                           (000)      U.S. $ VALUE
-------------------------------------------------------------------------
Cadbury Schweppes Plc                            12,000      $    90,562
  Food & Beverages
Doncasters Plc (ADR)(a)                           1,500           29,438
  Computer Technology
General Accident Plc                              6,000           77,584
  Insurance
Grand Metropolitan Plc                           21,000          155,456
  Food & Beverages
Reuters Holdings                                  5,600           58,773
  Printing, Publishing & Broadcasting
Sears Plc                                        40,000           55,119
  Retailing-General
Smithkline Beecham                                5,800           83,083
  Drugs
Tesco                                            13,700           78,235
  Machinery
Unichem                                          10,000           40,298
  Medical Products
                                                               1,030,253
                                                             ------------

Total Foreign Investments
  (cost $6,453,061)                                            6,602,271
Total Common Stocks & Other Investments
  (cost $24,655,158)                                          28,453,334

U.S. GOVERNMENT & AGENCIES-29.8%
Federal Home Loan Bank
  7.00%, 9/01/11                                    985          986,949
Federal National Mortgage Association
  6.00%, 4/01/11                                    383          369,100
  6.50%, 5/01/11                                    636          624,826
  6.50%, 6/01/11                                    713          700,657
  6.50%, 9/01/11                                    442          434,653
  7.00%, 5/01/26                                    994          972,520
Government National Mortgage Association
  7.50%, 5/15/26                                  1,210        1,212,213
  8.00%, 1/15/27                                  2,211        2,260,747


12



                                               ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

                                              PRINCIPAL
                                                AMOUNT
COMPANY                                          (000)           VALUE
-------------------------------------------------------------------------
U.S. Treasury Notes
  5.75%, 8/15/03                                 $2,045      $ 1,977,249
  6.125%, 5/15/98                                 2,005        2,013,762
  6.375%, 5/15/99                                 3,860        3,891,343
Total U.S. Government & Agencies
  (cost $15,417,190)                                          15,444,019

CORPORATE DEBT OBLIGATIONS-6.7%
BANKING-1.4%
First Union Capital
  7.935%, 1/15/27                                   750          740,235

FINANCIAL-3.8%
Ford Motor Credit Co.
  6.125%, 1/09/06                                   750          703,650
John Hancock Mutual Life Insurance Co.
  7.375%, 2/15/24 (b)                               800          762,736
Leucadia Capital Trust I
  8.65%, 1/15/27 (b)                                500          506,410
                                                               1,972,796
                                                             ------------

INDUSTRIAL-1.5%
Time Warner, Inc.
  8.375%, 3/15/23                                   750          759,968
Total Corporate Debt Obligations
  (cost $3,386,142)                                            3,472,999

YANKEE BONDS-6.0%
Deutsche Bank Financial, Inc.
  6.70%, 12/13/06                                  $700         $682,668
Quebec Province Canada
  7.50%, 7/15/23                                    850          842,103
RAS Laffan Liquefied Natural Gas
  8.294%, 3/15/14 (b)                               700          720,125
St. George Bank, Ltd.
  7.15%, 10/15/05 (b)                               850          844,798
Total Yankee Bonds
  (cost $3,049,167)                                            3,089,694

SOVEREIGNDEBT OBLIGATIONS-0.9%
CROATIA
Republic of Croatia FRN
  6.50%, 7/31/97
  (cost $443,889)                                   450          443,531

TOTAL INVESTMENTS-98.4%
  (cost $46,951,546)                                          50,903,577
Other assets less liabilities-1.6%                               846,064

NET ASSETS-100%                                              $51,749,641


(a)  Non-income producing security.

(b) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to certain qualified institutional buyers. At January 31, 1997, these securities amounted to $2,951,499 representing 5.7% of net assets.

     Glossary of Terms:
     ADR - American depository receipt.
     FRN - Floating rate note.
     GDR - Global depository receipt.
     ORD - Ordinary.

     See notes to financial statements.


13



STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 1997 (UNAUDITED)                   ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $46,951,546)           $50,903,577
  Cash, at value (cost $553,672)                                       541,004
  Receivable for investment securities sold                          1,086,071
  Interest and dividends receivable                                    304,218
  Receivable for shares of beneficial interest sold                        300
  Total assets                                                      52,835,170

LIABILITIES
  Payable for investment securities purchased                          887,662
  Distribution fee payable                                              32,427
  Advisory fee payable                                                   3,941
  Payable for shares of beneficial interest redeemed                     2,630
  Accrued expenses                                                     158,869
  Total liabilities                                                  1,085,529

NET ASSETS                                                         $51,749,641

COMPOSITION OF NET ASSETS
  Shares of beneficial interest, at par                            $        32
  Additional paid-in capital                                        47,362,546
  Distributions in excess of net investment income                      (1,776)
  Accumulated net realized gain on investments and foreign
    currency transactions                                              470,145
  Net unrealized appreciation on investments and foreign
    currency denominated assets and liabilities                      3,918,694
                                                                   $51,749,641

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share ($19,330,282/
    1,081,720 shares of beneficial interest issued and outstanding)     $17.87
  Sales charge--4.25% of public offering price                             .79
  Maximum offering price                                                $18.66

  CLASS B SHARES
  Net asset value and offering price per share ($28,886,391/
    1,921,041 shares of beneficial interest issued and outstanding)     $15.04

  CLASS C SHARES
  Net asset value and offering price per share ($3,532,922/
    234,962 shares of beneficial interest issued and outstanding)       $15.04

  ADVISOR CLASS SHARES
  Net asset value, redemption and offering price per share ($46/
    2.574 shares of beneficial interest issued and outstanding)         $17.87


See notes to financial statements.


14



STATEMENT OF OPERATIONS
SIX MONTHS ENDED JANUARY 31, 1997 (UNAUDITED)
ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                              $ 817,519
  Dividends (net of foreign taxes withheld of $9,319)     136,035   $  953,554

EXPENSES
  Advisory fee                                            194,954
  Distribution fee - Class A                               28,614
  Distribution fee - Class B                              147,468
  Distribution fee - Class C                               17,083
  Custodian                                                89,260
  Transfer agency                                          48,711
  Audit and legal                                          39,014
  Registration                                             31,111
  Printing                                                 28,363
  Trustees' fees                                           12,873
  Miscellaneous                                            13,488
  Total expenses                                          650,939
  Less: expenses waived and assumed by adviser
    (see Note B)                                         (171,845)
  Net expenses                                                         479,094
  Net investment income                                                474,460

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY
  Net realized gain on investment transactions                         560,206
  Net realized gain on foreign currency transactions                       777
  Net change in unrealized depreciation of investments               4,627,576
  Net change in unrealized appreciation on foreign currency
    denominated assets and liabilities                                 (17,871)
  Net gain on investments and foreign currency transactions          5,170,688

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $5,645,148


See notes to financial statements.


15



STATEMENT OF CHANGES IN NET ASSETS             ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

                                                 SIX MONTHS ENDED   YEAR ENDED
                                                 JANUARY 31, 1997     JULY 31,
                                                     (UNAUDITED)        1996
                                                  ---------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                             $   474,460    $   645,462
  Net realized gain on investments and foreign
    currency transactions                               560,983      7,954,336
  Net change in unrealized appreciation
    (depreciation) of investments and foreign
    currency denominated assets and liabilities       4,609,705     (4,551,438)
  Net increase in net assets from operations          5,645,148      4,048,360

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    Class A                                            (368,073)      (251,709)
    Class B                                            (450,279)      (425,006)
    Class C                                             (53,257)       (52,350)
  Net realized gain on investments
    Class A                                          (2,227,559)      (479,820)
    Class B                                          (3,959,058)    (1,296,269)
    Class C                                            (468,257)      (159,666)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase (decrease)                             3,652,903     (3,771,397)
  Total increase (decrease)                           1,771,568     (2,387,857)

NET ASSETS
  Beginning of year                                  49,978,073     52,365,930
  End of period (including undistributed net
    investment income of $395,373 at July 31,1996)  $51,749,641    $49,978,073


See notes to financial statements.


16



NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 1997 (UNAUDITED)                   ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Strategic Balanced Fund (the "Fund"), formerly Alliance Balanced Fund, a series of The Alliance Portfolios (the "Trust"), is registered under the Investment Company Act of 1940, as a diversified, open-end investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Shares purchased before August 2, 1993 and redeemed within six years of purchase are subject to different rates than shares purchased after that date. Class C shares purchased on or after July 1, 1996, are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered soley to investors participating in fee-based programs. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive votings rights with respect to its distribution plan. The following is a summary of significant accounting policies followed by the Fund.

1. SECURITY VALUATION
Portfolio securities traded on national securities exchanges are valued at the last sale price or, if no sale occurred, at the mean of the bid and asked price at the regular close of that exchange. Securities traded on the over-the-counter market are valued at the mean of the closing bid and asked price. Securities for which current market quotations are not readily available (including investments which are subject to limitations as to their sale) are valued at their fair value as determined in good faith by the Board of Trustees. The Board of Trustees has further determined that the value of certain portfolio debt securities, other than temporary investments in short term securities, be determined by reference to valuations obtained from a pricing service. Restricted securities are valued at fair value as determined by the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost, which approximates market value.

2. CURRENCY TRANSLATION
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the quoted bid and asked price of the respective currency against the U.S. dollar on the valuation date. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when earned or accrued.

Net realized gain on foreign currency transactions for the Fund represents net foreign exchange gains and losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends and foreign taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at January 31, 1997 are reflected as a component of unrealized depreciation on investments and foreign currency denominated assets and liabilities.

3. TAXES
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts and amortizes premiums as adjustments to interest income.

5. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.


17



NOTES TO FINANCIAL STATEMENTS (CONTINUED)      ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

6. INCOME AND EXPENSES
All income earned, and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the shares of such class, except that the Funds' Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and the Advisory Class shares have no distribution fees. Expenses attributable to the Fund are charged to the Fund. Expenses of the Trust are charged to the Fund in proportion to net assets.

NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P., (the "Adviser"), an advisory fee at an annual rate of
 .75% of the Fund's average daily net assets. Such fee is accrued daily and paid monthly. The Adviser has agreed to voluntarily waive its fees and bear certain expenses so that total expenses do not exceed on an annual basis 1.40%, 2.10%, 2.10% and 1.10% of average net assets, respectively, for the Class A, Class B, Class C and Advisor Class shares. Prior to August 2, 1993, the annual expense cap for Class B Shares was 2.15%. For the six months ended January 31, 1997, such reimbursement amounted to $171,845.

The Fund has a Services Agreement with Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, to provide personnel and facilities to perform transfer agency services for the Fund. Compensation under this agreement amounted to $36,095 for the six months ended January 31, 1997.

Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund's shares. The Distributor received front-end sales charges of $266 from the sales of Class A shares and $21,322 in contingent deferred sales charges imposed upon redemptions by shareholders of Class B shares for the six months ended January 31, 1997.

Brokerage commissions paid on securities transactions for the six months ended January 31, 1997 amounted to $38,947, none of which was paid to brokers utilizing the services of the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corp., an affiliate of the Adviser.

Accrued expenses includes $59,438 owed to the Trustees under the Trusts deferred compensation plan.

NOTE C: DISTRIBUTION PLANS
The Trust has adopted a Plan for each class of shares of the Fund, except the Advisor Class pursuant to Rule 12b-1 under the Investment Company Act of 1940 (each a "Plan" and collectively the "Plans"). Under the Plan, the Fund pays a distribution fee to the Distributor at an annual rate of up to .50% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. The Trustees currently limit payments under the Class A plan to .30% of the Fund's average daily net assets attributable to Class A shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Fund is not obligated under the Plan to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Funds' shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Commission as being of the "compensation" variety.


18



                                               ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

In the event that a Plan is terminated or not continued, (i) no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Funds to AFD with respect to the relevant class and (ii) the Funds would not be obligated to pay AFD for any amounts expended by AFD not previously recovered by AFD from distribution services fees in respect of shares of such class or, in the case of Class B shares, recovered through deferred sales charges.

The Plans also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated $17,138,350 and $17,090,127, respectively, for the six months ended January 31, 1997. There were purchases of $14,694,212 and sales of $16,786,161 of U.S. government and government agency obligations for the six months ended January 31, 1997. At January 31, 1997, the cost of securities for federal income tax purposes was $47,062,290. Accordingly, gross unrealized appreciation of investments was $5,198,861 and gross unrealized depreciation of investments was $1,357,574 resulting in net unrealized appreciation of $3,841,287 excluding foreign currency.

NOTE E: SHARES OF BENEFICIAL INTEREST
There is an unlimited number of $0.00001 par value shares of beneficial interest authorized divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Transactions in shares of beneficial interest were as follows:

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     JAN. 31, 1997    JULY 31,    JAN. 31, 1997     JULY 31,
                      (UNAUDITED)       1996       (UNAUDITED)        1996
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold                2,922       107,270     $    72,239     $ 1,979,138
Shares issued in
  reinvestment of
  dividends and
  distributions          140,143        37,530       2,423,081         680,784
Shares converted
  from Class B            73,853       488,896       1,389,862       9,126,460
Shares redeemed         (126,947)     (251,216)     (2,402,065)     (4,690,077)
Net increase              89,971       382,480     $ 1,483,117     $ 7,096,305

CLASS B
Shares sold              138,211       328,916     $ 2,205,931     $ 5,260,317
Shares issued in
  reinvestment of
  dividends and
  distributions          270,973        98,905       3,945,364       1,547,870
Shares converted
  to Class A             (86,655)     (566,688)     (1,389,862)     (9,126,460)
Shares redeemed         (194,304)     (466,102)     (3,124,558)     (7,499,239)
Net increase(decrease)   128,225      (604,969)    $ 1,636,875     $(9,817,512)


19



NOTES TO FINANCIAL STATEMENTS (CONTINUED)      ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     JAN. 31, 1997     JULY 31,   JAN. 31, 1997      JULY 31,
                      (UNAUDITED)       1996       (UNAUDITED)        1996
                     ------------  ------------  --------------  --------------
CLASS C
Shares sold               33,153        59,772     $   528,939     $   956,171
Shares issued in
  reinvestment of
  dividends and
  distributions           28,201        11,410         410,610         178,564
Shares redeemed          (25,064)     (136,703)       (406,905)     (2,184,925)
Net increase(decrease)    36,290       (65,521)    $   532,644     $(1,050,190)


                   OCTOBER 2, 1996*             OCTOBER 2, 1996*
                          TO                            TO
                   JANUARY 31, 1997             JANUARY 31, 1997
                     (UNAUDITED)                   (UNAUDITED)
                     ------------                --------------
ADVISOR CLASS
Shares sold                1,460                   $    26,057
Shares redeemed           (1,457)                      (25,790)
Net increase                   3                   $       267


*  Commencement of distribution.


20



FINANCIAL HIGHLIGHTS                           ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                 CLASS A
                                           -----------------------------------------------------------------------------------
                                             SIX MONTHS                              MAY 1,
                                                ENDED                                 1994
                                             JANUARY 31,   YEAR ENDED JULY 31,         TO            YEAR ENDED APRIL 30,
                                                1997     ----------------------     JULY 31,   -------------------------------
                                            (UNAUDITED)       1996        1995      1994(a)        1994       1993       1992
                                           ------------  ------------  --------  ------------  ---------  ---------  ---------
Net asset value, beginning of period         $18.48         $17.98      $16.26     $16.46        $16.97     $17.06     $14.48

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                       .22(c)         .35(c)      .34        .07           .16        .39        .27
Net realized and unrealized gain (loss)
  on investments                               1.89           1.08        1.64       (.27)          .74        .59       2.80

Net increase (decrease) in net asset
  value from operations                        2.11           1.43        1.98       (.20)          .90        .98       3.07

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income           (.39)          (.32)       (.22)        -0-         (.24)      (.42)      (.17)
Distributions from net realized gains         (2.33)          (.61)       (.04)        -0-        (1.17)      (.65)      (.32)

Total dividends and distributions             (2.72)          (.93)       (.26)        -0-        (1.41)     (1.07)      (.49)

Net asset value, end of period               $17.87         $18.48      $17.98     $16.26        $16.46     $16.97     $17.06

TOTAL RETURN
Total investment return based on net
  asset value (d)                             11.88%          8.05%      12.40%     (1.22)%        5.06%      5.85%     20.96%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period(000's omitted)    $19,330        $18,329     $10,952     $9,640        $9,822     $8,637     $6,843
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements      1.40%(e)       1.40%       1.40%      1.40%(e)      1.40%      1.40%      1.40%
  Expenses, before waivers/reimbursements      2.06%(e)       1.76%       1.81%      1.94%(e)      1.70%      1.85%      2.05%
  Net investment income                        2.27%(e)       1.78%       2.07%      1.63%(e)      1.67%      2.29%      1.92%
Portfolio turnover rate                          65%           173%        172%        21%          139%        98%       103%
Average commission rate (f)                  $.0545             --          --         --            --         --         --


See footnote summary on page 24.


21



FINANCIAL HIGHLIGHTS (CONTINUED)               ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                 CLASS B
                                           -----------------------------------------------------------------------------------
                                             SIX MONTHS                              MAY 1,
                                                ENDED                                 1994
                                             JANUARY 31,   YEAR ENDED JULY 31,         TO            YEAR ENDED APRIL 30,
                                                1997     ----------------------     JULY 31,   -------------------------------
                                            (UNAUDITED)       1996        1995      1994(a)        1994       1993       1992
                                           ------------  ------------  --------  ------------  ---------  ---------  ---------
Net asset value, beginning of period         $15.89         $15.56      $14.10     $14.30        $14.92     $15.51     $13.96

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                       .13(c)         .16(c)      .22        .03           .06        .23        .22
Net realized and unrealized gain (loss)
  on investments                               1.62            .98        1.40       (.23)          .63        .53       2.70
Net increase (decrease) in net asset
  value from operations                        1.75           1.14        1.62       (.20)          .69        .76       2.92

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income           (.27)          (.20)       (.12)        -0-         (.14)      (.25)      (.29)
Distributions from net realized gains         (2.33)          (.61)       (.04)        -0-        (1.17)     (1.10)     (1.08)
Total dividends and distributions             (2.60)          (.81)       (.16)        -0-        (1.31)     (1.35)     (1.37)
Net asset value, end of period               $15.04         $15.89      $15.56     $14.10        $14.30     $14.92     $15.51

TOTAL RETURN
Total investment return based on net
  asset value (d)                             11.52%          7.41%      11.63%     (1.40)%        4.29%      4.96%     20.14%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period(000's omitted)    $28,887        $28,492     $37,301    $43,578       $43,616    $36,155    $31,842
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements      2.10%(e)       2.10%       2.10%      2.10%(e)      2.10%      2.15%      2.15%
  Expenses, before waivers/reimbursements      2.76%(e)       2.47%       2.49%      2.64%(e)      2.42%      2.56%      2.70%
  Net investment income                        1.57%(e)        .99%       1.38%       .92%(e)       .93%      1.55%      1.34%
Portfolio turnover rate                          65%           173%        172%        21%          139%        98%       103%
Average commission rate (f)                  $.0545             --          --         --            --         --         --


See footnote summary on page 24.


22



                                               ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                       CLASS C
                                           ---------------------------------------------------------------
                                            SIX MONTHS                               MAY 1,      AUGUST 2,
                                               ENDED                                  1994        1993(g)
                                            JANUARY 31,    YEAR ENDED JULY 31,         TO           TO
                                                1997     -----------------------    JULY 31,    APRIL 30,
                                            (UNAUDITED)       1996        1995      1994(a)       1994
                                           ------------  ------------  ---------  -----------  -----------
Net asset value, beginning of period         $15.89         $15.57      $14.11     $14.31       $15.64

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                       .13(c)         .14(c)      .16        .03          .15
Net realized and unrealized gain (loss)
  on investments                               1.62            .99        1.46       (.23)        (.17)
Net increase (decrease) in net asset
  value from operations                        1.75           1.13        1.62       (.20)        (.02)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income           (.27)          (.20)       (.12)        -0-        (.14)
Distributions from net realized gains         (2.33)          (.61)       (.04)        -0-       (1.17)
Total dividends and distributions             (2.60)          (.81)       (.16)        -0-       (1.31)
Net asset value, end of period               $15.04         $15.89      $15.57     $14.11       $14.31

TOTAL RETURN
Total investment return based on net
  asset value (d)                             11.52%          7.34%      11.62%     (1.40)%        .45%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period(000's omitted)     $3,533         $3,157      $4,113     $4,317       $4,289
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements      2.10%(e)       2.10%       2.10%      2.10%(e)     2.10%(e)
  Expenses, before waivers/reimbursements      2.76%(e)       2.48%       2.50%      2.64%(e)     2.07%(e)
  Net investment income                        1.57%(e)        .99%       1.38%       .93%(e)      .69%(e)
Portfolio turnover rate                          65%           173%        172%        21%         139%
Average commission rate (f)                  $.0545             --          --         --           --


See footnote summary on page 24.


23



FINANCIAL HIGHLIGHTS (CONTINUED)               ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                       ADVISOR CLASS
                                                    ------------------
                                                    OCTOBER 2, 1996(g)
                                                               TO
                                                     JANUARY 31, 1997
                                                        (UNAUDITED)
                                                    ------------------
Net asset value, beginning of period                       $19.49

INCOME FROM INVESTMENT OPERATIONS
Net investment income (c)                                     .19
Net realized and unrealized loss on investments             (1.81)
Net decrease in net asset value from operations             (1.62)
Net asset value, end of period                             $17.87

TOTAL RETURN
Total investment return based on net asset value (d)        (8.31)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period                                      $0
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements (e)                1.10%
  Expenses, before waivers/reimbursements (e)                2.52%
  Net investment income (e)                                  3.55%
Portfolio turnover rate                                        65%
Average commission rate (f)                                $.0545


(a)  The Fund changed its fiscal year end from April 30 to July 31.

(b)  Net of fees waived and expenses reimbursed by the Adviser.

(c)  Based on average shares outstanding.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment returns calculated for periods of less than one year are not annualized.

(e)  Annualized.

(f) For fiscal year beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged.

(g)  Commencement of distribution.


24



                                               ALLIANCE STRATEGIC BALANCED FUND
_______________________________________________________________________________

BOARD OF TRUSTEES
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
RUTH BLOCK (1)
RICHARD W. COUPER (1)
WILLIAM H. FOULK, JR. (1)
BRENTON W. HARRIES (1)
DONALD J. ROBINSON (1)

OFFICERS
BRUCE CALVERT, VICE PRESIDENT
KATHLEEN A. CORBET, VICE PRESIDENT
WAYNE D. LYSKI, VICE PRESIDENT
BARBARA J. KRUMSIEK, VICE PRESIDENT - MARKETING
EDMUND P. BERGAN, JR., CLERK
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
VINCENT S. NOTO, CONTROLLER & CHIEF ACCOUNTING OFFICER

CUSTODIAN
STATE STREET BANK & TRUST COMPANY
225 Franklin Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

LEGAL COUNSEL
ROPES & GRAY
One International Place
Boston, MA 02110-2624

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS
PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, NY 10036-2798


(1)  Member of the Audit Committee.


25



THE ALLIANCE FAMILY OF MUTUAL FUNDS
-------------------------------------------------------------------------------
FIXED INCOME
Alliance Bond Fund
    U.S. Government Portfolio
    Corporate Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance Mortgage Securities Income Fund
Alliance Limited Maturity Government Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term Multi-Market Trust
Alliance Short-Term U.S. Government Fund
Alliance World Income Trust

TAX-FREE INCOME
Alliance Municipal Income Fund
    California Portfolio
    Insured California Portfolio
    Insured National Portfolio
    National Portfolio
    New York Portfolio
Alliance Municipal Income Fund II
    Arizona Portfolio
    Florida Portfolio
    Massachusetts Portfolio
    Michigan Portfolio
    Minnesota Portfolio
    New Jersey Portfolio
    Ohio Portfolio
    Pennsylvania Portfolio
    Virginia Portfolio

MONEY MARKET
AFD Exchange Reserves

GROWTH
The Alliance Fund
Alliance Global Small Cap Fund
Alliance Growth Fund
Alliance Premier Growth Fund
Alliance/Regent Sector Opportunity Fund

GROWTH & INCOME
Alliance Strategic Balanced Fund
Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Income Builder Fund
Alliance Real Estate Investment Fund
Alliance Utility Income Fund

AGGRESSIVE GROWTH
Alliance Quasar Fund
Alliance Technology Fund

INTERNATIONAL
Alliance All-Asia Investment Fund
Alliance International Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

CLOSED-END FUNDS
Alliance All-Market Advantage Fund
Alliance Global Environment Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

CASH MANAGEMENT SERVICES
ACM Institutional Reserves
    Government Portfolio
    Prime Portfolio
    Tax-Free Portfolio
    Trust Portfolio
Alliance Capital Reserves
Alliance Government Reserves
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
    California Portfolio
    Connecticut Portfolio
    Florida Portfolio
    General Portfolio
    New Jersey Portfolio
    New York Portfolio
    Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
    Prime Portfolio
    Government Portfolio
    General Municipal Portfolio


26



ALLIANCE STRATEGIC BALANCED FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

ALLIANCE CAPITAL
THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

ASBSR